Structured entities	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Structured entities

18	Interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2019	2018
	$m	$m
Interests in associates	24,384	22,244
Interests in joint ventures[1]	90	163
Interests in associates and joint ventures	24,474	22,407

1	During 2019, HSBC increased its shareholding in HSBC Saudi Arabia, which is now recognised as a subsidiary.

Principal associates of HSBC
	2019		2018
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	18,982	10,054	17,754	10,991
The Saudi British Bank	4,370	5,550	3,557	5,222

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

		At 31 Dec 2019
	Footnotes	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited		People’s Republic of China	Banking services	19.03
The Saudi British Bank	1	Saudi Arabia	Banking services	29.20

1
In June 2019, the merger between The Saudi British Bank (‘SABB’) and Alawwal bank (‘Alawwal’) became effective. The merger involved SABB issuing a fixed number of new shares to Alawwal’s shareholders in exchange for the transfer of Alawwal’s net assets and cancellation of its shares. HSBC’s 40.0% interest in SABB reduced to 29.2% of the combined entity, resulting in a dilution gain of $828m recognised in HSBC’s consolidated income statement. The dilution gain represents the difference between the carrying amount of HSBC’s interest in SABB that was derecognised proportionate to the percentage reduction, and HSBC’s share of the increase in the combined entity’s net assets. The combined entity continues to be an associate of HSBC.

A list of all associates and joint ventures is set out in Note 37.
Bank of Communications Co., Limited
The Group’s investment in Bank of Communications Co., Limited (‘BoCom’) is classified as an associate. Significant influence in BoCom was established via representation on BoCom’s Board of Directors and participation in a technical cooperation and exchange programme (‘TCEP’). Under the TCEP, a number of HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, whereby the investment is initially recognised at cost and adjusted thereafter for the post-acquisition change in the Group’s share of BoCom’s net assets. An impairment test is required if there is any indication of impairment.
Impairment testing
At 31 December 2019, the fair value of the Group’s investment in BoCom had been below the carrying amount for approximately eight years. As a result, the Group performed an impairment test on the carrying amount, which confirmed that there was no impairment at 31 December 2019 as the recoverable amount as determined by a value-in-use (‘VIU’) calculation was higher than the carrying value.

	At 31 Dec 2019			At 31 Dec 2018
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	21.5	19.0	10.1	18.0	17.8	11.0
In future periods, the VIU may increase or decrease depending on the effect of changes to model inputs. The main model inputs are described below and are based on factors observed at period-end. The factors that could result in a change in the VIU and an impairment include a short-term underperformance by BoCom, a change in regulatory capital requirements or an increase in uncertainty regarding the future performance of BoCom resulting in a downgrade of the future asset growth or profitability. An increase in the discount rate as a result of an increase in the risk premium or risk-free rates could also result in a reduction of VIU and an impairment. At the point where the carrying value exceeds the VIU, impairment would be recognised.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying value.
Basis of recoverable amount
The impairment test was performed by comparing the recoverable amount of BoCom, determined by a VIU calculation, with its carrying amount. The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36. Significant management judgement is required in arriving at the best estimate. There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings, which is based on explicit forecasts over the short to medium term. This results in forecast earnings growth that is lower than recent historical actual growth and also reflects the uncertainty arising from the current economic outlook. Earnings beyond the short to medium term are then extrapolated in perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’), which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet regulatory capital requirements over the forecast period, meaning that CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders. The principal inputs to the CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets and the expected minimum regulatory capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other factors, including qualitative factors, to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value-in-use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:

•	Long-term profit growth rate: 3% (2018: 3%) for periods after 2023, which does not exceed forecast GDP growth in mainland China and is consistent with forecasts by external analysts.

•	Long-term asset growth rate: 3% (2018: 3%) for periods after 2023, which is the rate that assets are expected to grow to achieve long-term profit growth of 3%.

•
Discount rate: 11.24% (2018: 11.82%). This is based on a capital asset pricing model (‘CAPM’) calculation for BoCom, using market data. Management also compares the rate derived from the CAPM with discount rates from external sources. The discount rate used is within the range of 10.0% to 15.0% (2018: 10.4% to 15.0%) indicated by external sources.

•
Expected credit losses as a percentage of customer advances: 0.95% (2018: ranges from 0.73% to 0.79%) in the short to medium term and reflect increases due to the US-China trade tensions and BoCom’s actual results. For periods after 2023, the ratio is 0.76% (2018: 0.70%). This ratio was increased to provide greater weighting to the most recent data points and analyst forecasts.

•
Risk-weighted assets as a percentage of total assets: 61% (2018: 62%) for all forecast periods. This is consistent with BoCom’s actual results and slightly higher than the forecasts disclosed by external analysts.

•
Cost-income ratio: ranges from 37.1% to 38.8% (2018: 38.7% to 39.0%) in the short to medium term. This is slightly above BoCom’s actual results in recent years and within the range of forecasts disclosed by external analysts.

•
Effective tax rate: ranges from 12.0% to 17.0% (2018: 13.8% to 22.3%) in the short to medium term reflecting BoCom’s actual results and an expected increase towards the long-term assumption. For periods after 2023, the rate is 22.5% (2018: 22.5%), which is slightly higher than the historical average.

•	Capital requirements: Capital adequacy ratio of 11.5% (2018:11.5%) and tier 1 capital adequacy ratio of 9.5% (2018: 9.5%), based on the minimum regulatory requirements.
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	• Decrease by 99 basis points
• Long-term asset growth rate	• Increase by 80 basis points
• Discount rate	• Increase by 122 basis points
• Expected credit losses as a percentage of customer advances	• Increase by 16 basis points
• Risk-weighted assets as a percentage of total assets	• Increase by 624 basis points
• Cost-income ratio	• Increase by 373 basis points
• Long-term effective tax rate	• Increase by 900 basis points
• Capital requirements – capital adequacy ratio	• Increase by 118 basis points
• Capital requirements – tier 1 capital adequacy ratio	• Increase by 190 basis points

The following table further illustrates the impact on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are largely based on external analysts’ forecasts, which can change period to period.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2019
Long-term profit growth rate	—	—	21.5	(50)	(1.3)	20.2
Long-term asset growth rate	(50)	1.4	22.9	—	—	21.5
Discount rate	(54)	1.4	22.9	56	(1.2)	20.3
Expected credit losses as a percentage of customer advances	2019 to 2023: 90 2024 onwards: 70	1.0	22.5	2019 to 2023: 108 2024 onwards: 81	(1.2)	20.3
Risk-weighted assets as a percentage of total assets	(96)	0.4	21.9	12	—	21.5
Cost-income ratio	(175)	1.0	22.5	95	(1.2)	20.3
Long-term effective tax rate	(352)	1.0	22.5	250	(0.7)	20.8
Earnings in short to medium term – compound annual growth rate[1]	107	0.5	22.0	(346)	(2.4)	19.1
Capital requirements – capital adequacy ratio	—	—	21.5	337	(8.2)	13.3
Capital requirements – tier 1 capital adequacy ratio	—	—	21.5	322	(6.0)	15.5
At 31 Dec 2018
Long-term profit growth rate	100	2.6	20.6	(10)	(0.2)	17.8
Long-term asset growth rate	(10)	0.3	18.3	100	(2.8)	15.3
Discount rate	(142)	3.2	21.3	28	(0.5)	17.5
Expected credit losses as a percentage of customer advances	2018 to 2022: 70 2023 onwards: 65	0.9	18.9	2018 to 2022: 83 2023 onwards: 77	(1.0)	17.0
Risk-weighted assets as a percentage of total assets	(140)	0.5	18.6	80	(0.3)	17.8
Cost-income ratio	(160)	1.1	19.2	200	(1.4)	16.7
Long-term effective tax rate	(280)	0.7	18.7	250	(0.6)	17.5
Earnings in short to medium term – compound annual growth rate[1,2]	204	1.1	19.1	(366)	(1.8)	16.2
Capital requirements – capital adequacy ratio	—	—	18.0	258	(5.0)	13.0
Capital requirements – tier 1 capital adequacy ratio	—	—	18.0	243	(3.2)	14.8

1	Based on management’s explicit forecasts over the short to medium term.

2	Amounts at 31 December 2018 have been updated to align with the 2019 approach to describe the impact of the change in isolation.
Considering the interrelationship of the changes set out in the table above, management estimates that the reasonably possible range of VIU is $18.5bn to $22.8bn (2018: $15.5bn to $19.6bn). The range is based on the favourable/unfavourable change in the earnings in the short- to medium-term and long-term expected credit losses as a percentage of customer advances as set out in the table above. All other long-term assumptions, the discount rate and the basis of the CMC have been kept unchanged when determining the reasonably possible range of the VIU.
Selected financial information of BoCom
The statutory accounting reference date of BoCom is 31 December. For the year ended 31 December 2019, HSBC included the associate’s results on the basis of the financial statements for the 12 months ended 30 September 2019, taking into account changes in the subsequent period from 1 October 2019 to 31 December 2019 that would have materially affected the results.

Selected balance sheet information of BoCom
	At 30 Sep
	2019	2018
	$m	$m
Cash and balances at central banks	112,239	125,414
Loans and advances to banks and other financial institutions	108,026	102,980
Loans and advances to customers	730,510	686,951
Other financial assets	435,740	408,136
Other assets	40,101	42,106
Total assets	1,426,616	1,365,587
Deposits by banks and other financial institutions	290,492	304,395
Customer accounts	868,627	829,539
Other financial liabilities	131,772	94,900
Other liabilities	23,074	36,332
Total liabilities	1,313,965	1,265,166
Total equity	112,651	100,421

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2019	2018
	$m	$m
HSBC’s share of total shareholders’ equity	18,509	17,275
Goodwill and other intangible assets	473	479
Carrying amount	18,982	17,754

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2019	2018
	$m	$m
Net interest income	20,558	19,295
Net fee and commission income	6,411	6,245
Change in expected credit losses and other credit impairment charges	(7,479)	(5,602)
Depreciation and amortisation	(1,934)	(767)
Tax expense	(1,636)	(1,554)
Profit for the year	11,175	11,116
Other comprehensive income	315	190
Total comprehensive income	11,490	11,306
Dividends received from BoCom	613	611
Associates and joint ventures
For the year ended 31 December 2019, HSBC’s share of associates’ and joint ventures’ tax on profit was $314m (2018: $306m). This is included within ‘Share of profit in associates and joint ventures’ in the consolidated income statement.

20	Structured entities
HSBC is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by HSBC or a third party.
Consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2019	8.6	9.6	6.8	6.7	31.7
At 31 Dec 2018	9.2	5.7	6.5	4.4	25.8
Conduits
HSBC has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities.

•
At 31 December 2019, Solitaire, HSBC’s principal SIC, held $2.1bn of ABSs (2018: $2.3bn). It is currently funded entirely by commercial paper (‘CP’) issued to HSBC. Although HSBC continues to provide a liquidity facility, Solitaire has no need to draw on it as long as HSBC purchases its issued CP, which HSBC intends to do for the foreseeable future. At 31 December 2019, HSBC held $3.2bn of CP (2018: $3.4bn).

•	As at 31 December 2019, Barion, Malachite and Mazarin are fully redeemed vehicles with no current trading activity.
Multi-seller conduit
HSBC’s multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, HSBC bears risk equal to the transaction-specific facility offered to the multi-seller conduit, amounting to $12.4bn at 31 December 2019 (2018: $16.1bn). First loss protection is provided by the originator of the assets, and not by HSBC, through transaction-specific credit enhancements. A layer of secondary loss protection is provided by HSBC in the form of programme-wide enhancement facilities.
Securitisations
HSBC uses structured entities to securitise customer loans and advances it originates in order to diversify its sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by HSBC to the structured entities for cash or synthetically through credit default swaps, and the structured entities issue debt securities to investors.
HSBC managed funds
HSBC has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, HSBC controls these funds.
Other
HSBC has entered into a number of transactions in the normal course of business, which include asset and structured finance transactions where it has control of the structured entity. In addition, HSBC is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by HSBC. The Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0–500	91	236	670	70	1,067
500–2,000	12	70	642	7	731
2,000–5,000	—	28	345	—	373
5,000–25,000	—	14	260	—	274
25,000+	—	3	39	2	44
Number of entities at 31 Dec 2019	103	351	1,956	79	2,489
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	5.3	9.1	15.1	4.2	33.7
– trading assets	—	0.2	3.5	1.3	5
– financial assets designated and otherwise mandatorily measured at fair value	—	8.4	10.7	—	19.1
– loans and advances to customers	5.3	—	0.4	2.3	8
– financial investments	—	0.5	0.5	—	1
– other assets	—	—	—	0.6	0.6
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.3	0.3
– other liabilities	—	—	—	0.3	0.3
Other off-balance sheet commitments	0.3	0.3	3.9	0.7	5.2
HSBC’s maximum exposure at 31 Dec 2019	5.6	9.4	19.0	4.6	38.6

Total asset values of the entities ($m)
0–500	76	243	906	79	1,304
500–2,000	10	56	570	5	641
2,000–5,000	1	17	230	—	248
5,000–25,000	—	5	90	1	96
25,000+	—	2	10	—	12
Number of entities at 31 Dec 2018	87	323	1,806	85	2,301
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	3.8	8.3	8.9	4.7	25.7
– trading assets	—	0.1	0.3	1.3	1.7
– financial assets designated and otherwise mandatorily measured at fair value	—	7.3	7.9	—	15.2
– loans and advances to customers	3.8	—	0.3	2.7	6.8
– financial investments	—	0.9	0.4	0.3	1.6
– other assets	—	—	—	0.4	0.4
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.2	0.2
– other liabilities	—	—	—	0.2	0.2
Other off-balance sheet commitments	0.8	0.1	3.3	1.0	5.2
HSBC’s maximum exposure at 31 Dec 2018	4.6	8.4	12.2	5.5	30.7
The maximum exposure to loss from HSBC’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.

•	For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.

•	For retained and purchased investments in and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying value of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements that HSBC has entered into in order to mitigate the Group's exposure to loss.
Securitisations
HSBC has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, HSBC has investments in ABSs issued by third-party structured entities.
HSBC managed funds
HSBC establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. Further information on funds under management is provided on page 72.
HSBC, as fund manager, may be entitled to receive management and performance fees based on the assets under management. HSBC may also retain units in these funds.
Non-HSBC managed funds
HSBC purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs.
Other
HSBC has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions.
In addition to the interests disclosed above, HSBC enters into derivative contracts, reverse repos and stock borrowing transactions with structured entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions.
HSBC sponsored structured entities
The amount of assets transferred to and income received from such sponsored structured entities during 2019 and 2018 were not significant.

37	HSBC Holdings’ subsidiaries, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Holdings plc subsidiaries, joint ventures and associates, the registered office addresses and the effective percentages of equity owned at 31 December 2019 are disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares that are held by Group subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC unless otherwise indicated.
Subsidiaries

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Almacenadora Banpacifico S.A. (In Liquidation)	99.99		15
Assetfinance December (F) Limited	100.00		16
Assetfinance December (H) Limited	100.00		17
Assetfinance December (M) Limited (In Liquidation)	100.00		32
Assetfinance December (P) Limited	100.00		17
Assetfinance December (R) Limited	100.00		17
Assetfinance June (A) Limited	100.00		17
Assetfinance June (D) Limited	100.00		16
Assetfinance Limited	100.00		17
Assetfinance March (B) Limited	100.00		18
Assetfinance March (D) Limited	100.00		16
Assetfinance March (F) Limited	100.00		17
Assetfinance September (F) Limited	100.00		17
Assetfinance September (G) Limited	100.00		16
B&Q Financial Services Limited	100.00		19
Banco Nominees (Guernsey) Limited	100.00		20
Banco Nominees 2 (Guernsey) Limited	100.00		20
Banco Nominees Limited	100.00		21
Beau Soleil Limited Partnership	n/a		0, 22
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 23
Billingsgate Nominees Limited	100.00		17
Canada Crescent Nominees (UK) Limited	100.00		17
Canada Square Nominees (UK) Limited	100.00		17
Capco/Cove, Inc.	100.00		24
Card-Flo #1, Inc.	100.00		25
Card-Flo #3, Inc.	100.00		26
CC&H Holdings LLC	n/a		0, 27
CCF & Partners Asset Management Limited	100.00	(99.99)	17
CCF Holding (LIBAN) S.A.L. (In Liquidation)	74.99		28
Charterhouse Administrators ( D.T.) Limited	100.00	(99.99)	17
Charterhouse Management Services Limited	100.00	(99.99)	17
Charterhouse Pensions Limited	100.00		17
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		12, 29
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 30
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 31
CL Residential Limited (In Liquidation)	100.00		32
COIF Nominees Limited	n/a		0, 17
Cordico Management AG (In Liquidation)	100.00		33
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 34
Decision One Mortgage Company, LLC	n/a		0, 35
Dem 9	100.00	(99.99)	4, 36
Dempar 1	100.00	(99.99)	37
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.79)	15
Electronic Data Process México, S.A. de C.V.	100.00		15
Elysées Immo Invest	100.00	(99.99)	38
Equator Holdings Limited (In Liquidation)	100.00		32
Eton Corporate Services Limited	100.00		20
Far East Leasing SA (In Dissolution)	100.00		39
Finanpar 7	100.00	(99.99)	38
Flandres Contentieux S.A.	100.00	(99.99)	40
Foncière Elysées	100.00	(99.99)	37
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 41
Fulcher Enterprises Company Limited	100.00	(62.14)	42
Fundacion HSBC, A.C.	100.00	(99.99)	11, 15
Giller Ltd.	100.00		24
GPIF Co-Investment, LLC	n/a		0, 26

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Griffin International Limited	100.00		17
Grundstuecksgesellschaft Trinkausstrasse Kommanditgesellschaft	n/a		0, 43
Grupo Financiero HSBC, S. A. de C. V.	99.99		15
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 44
Hang Seng (Nominee) Limited	100.00	(62.14)	42
Hang Seng Bank (China) Limited	100.00	(62.14)	45
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	42
Hang Seng Bank Limited	62.14		42
Hang Seng Bullion Company Limited	100.00	(62.14)	42
Hang Seng Credit Limited	100.00	(62.14)	42
Hang Seng Data Services Limited	100.00	(62.14)	42
Hang Seng Finance Limited	100.00	(62.14)	42
Hang Seng Financial Information Limited	100.00	(62.14)	42
Hang Seng Indexes Company Limited	100.00	(62.14)	42
Hang Seng Insurance Company Limited	100.00	(62.14)	42
Hang Seng Investment Management Limited	100.00	(62.14)	42
Hang Seng Investment Services Limited	100.00	(62.14)	42
Hang Seng Life Limited	100.00	(62.14)	42
Hang Seng Real Estate Management Limited	100.00	(62.14)	42
Hang Seng Securities Limited	100.00	(62.14)	42
Hang Seng Security Management Limited	100.00	(62.14)	42
Haseba Investment Company Limited	100.00	(62.14)	42
HFC Bank Limited (In Liquidation)	100.00		32
High Time Investments Limited	100.00	(62.14)	42
Honey Green Enterprises Ltd.	100.00		46
Household International Europe Limited (In Liquidation)	100.00		32
Household Pooling Corporation	100.00		47
HRMG Nominees Limited	100.00		20
HSBC (BGF) Investments Limited	100.00		17
HSBC (General Partner) Limited	100.00		2, 48
HSBC (Guernsey) GP PCC Limited	100.00		20
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		49
HSBC (Malaysia) Trustee Berhad	100.00		50
HSBC (Singapore) Nominees Pte Ltd	100.00		51
HSBC Agency (India) Private Limited	100.00		52
HSBC Alternative Investments Limited	100.00		17
HSBC Amanah Malaysia Berhad	100.00		49
HSBC Americas Corporation (Delaware)	100.00		26
HSBC Argentina Holdings S.A.	100.00		53
HSBC Asia Holdings B.V.	100.00		17
HSBC Asia Holdings Limited	100.00		2, 54
HSBC Asia Pacific Holdings (UK) Limited	100.00		17
HSBC Asset Finance (UK) Limited	100.00		17
HSBC Asset Finance Holdings Limited (In Liquidation)	100.00		32
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		17
HSBC Asset Management (India) Private Limited	100.00		55
HSBC Assurances Vie (France)	100.00	(99.99)	40
HSBC Australia Holdings Pty Limited	100.00		56
HSBC Bank (Chile)	100.00		57
HSBC Bank (China) Company Limited	100.00		12, 58
HSBC Bank (General Partner) Limited	100.00		48
HSBC Bank (Mauritius) Limited	100.00		59
HSBC Bank (RR) (Limited Liability Company)	n/a		0, 13, 60
HSBC Bank (Singapore) Limited	100.00		51
HSBC Bank (Taiwan) Limited	100.00		61
HSBC Bank (Uruguay) S.A.	100.00		62
HSBC Bank (Vietnam) Ltd.	100.00		63
HSBC Bank A.S.	100.00	(99.99)	64

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Bank Argentina S.A.	99.00		53
HSBC Bank Armenia cjsc	70.00		65
HSBC Bank Australia Limited	100.00		56
HSBC Bank Bermuda Limited	100.00		21
HSBC Bank Canada	100.00		66
HSBC Bank Capital Funding (Sterling 1) LP	n/a		0, 48
HSBC Bank Capital Funding (Sterling 2) LP	n/a		0, 48
HSBC Bank Egypt S.A.E	94.54		67
HSBC Bank Malaysia Berhad	100.00		49
HSBC Bank Malta p.l.c.	70.03		68
HSBC Bank Middle East Limited	100.00		5, 69
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		70
HSBC Bank Oman S.A.O.G.	51.00		71
HSBC Bank Pension Trust (UK) Limited	100.00		17
HSBC Bank plc	100.00		17
HSBC Bank USA, National Association	100.00		72
HSBC Branch Nominee (UK) Limited	100.00		16
HSBC Brasil Holding S.A.	100.00	(99.99)	73
HSBC Brasil S.A. Banco de Investimento	100.00	(99.99)	73
HSBC Broking Forex (Asia) Limited	100.00		54
HSBC Broking Futures (Asia) Limited	100.00		54
HSBC Broking Futures (Hong Kong) Limited	100.00		54
HSBC Broking Securities (Asia) Limited	100.00		54
HSBC Broking Securities (Hong Kong) Limited	100.00		54
HSBC Broking Services (Asia) Limited	100.00		54
HSBC Canadian Covered Bond (Legislative) GP Inc.	100.00		74
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	n/a		0, 74
HSBC Capital (USA), Inc.	100.00		26
HSBC Capital Funding (Dollar 1) L.P.	n/a		0, 48
HSBC Capital Limited	100.00		54
HSBC Card Services Inc.	100.00		26
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	15
HSBC Cayman Limited	100.00		75
HSBC Cayman Services Limited	100.00		76
HSBC City Funding Holdings	100.00		17
HSBC Client Holdings Nominee (UK) Limited	100.00		17
HSBC Client Nominee (Jersey) Limited	100.00		77
HSBC Client Share Offer Nominee (UK) Limited (In Liquidation)	100.00		32
HSBC Columbia Funding, LLC	n/a		0, 26
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		49
HSBC Corporate Finance (Hong Kong) Limited	100.00		54
HSBC Corporate Trustee Company (UK) Limited	100.00		17
HSBC Custody Nominees (Australia) Limited	100.00		56
HSBC Custody Services (Guernsey) Limited	100.00	(99.99)	20
HSBC Daisy Investments (Mauritius) Limited	100.00		78
HSBC Diversified Loan Fund General Partner Sarl	n/a		0, 79
HSBC Electronic Data Processing (Guangdong) Limited	100.00		12, 80
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		81
HSBC Electronic Data Processing (Philippines), Inc.	99.00		82
HSBC Electronic Data Processing India Private Limited	100.00	(99.99)	83
HSBC Electronic Data Processing Lanka (Private) Limited	100.00	(99.99)	84
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00	(99.99)	85
HSBC Enterprise Investment Company (UK) Limited (In Liquidation)	100.00		32
HSBC Epargne Entreprise (France)	100.00	(99.99)	40

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Equator (UK) Limited (In Liquidation)	100.00		32
HSBC Equipment Finance (UK) Limited	100.00		16
HSBC Equity (UK) Limited	100.00		17
HSBC Europe B.V.	100.00	(99.99)	17
HSBC Executor & Trustee Company (UK) Limited	100.00		16
HSBC Factoring (France)	100.00	(99.99)	37
HSBC Finance (Netherlands)	100.00		2, 17
HSBC Finance Corporation	100.00		26
HSBC Finance Limited	100.00		17
HSBC Finance Mortgages Inc.	100.00		86
HSBC Finance Transformation (UK) Limited	100.00		17
HSBC Financial Services (Lebanon) s.a.l.	99.60		87
HSBC Financial Services (Middle East) Limited	100.00		88
HSBC Financial Services (Uruguay) S.A. (In Liquidation)	100.00		89
HSBC France	99.00		37
HSBC Fund Services (Korea) Limited	92.96		90
HSBC Germany Holdings GmbH	100.00		43
HSBC Global Asset Management (Bermuda) Limited	100.00		21
HSBC Global Asset Management (Canada) Limited	100.00		66
HSBC Global Asset Management (Deutschland) GmbH	100.00	(80.67)	43
HSBC Global Asset Management (France)	100.00	(99.99)	91
HSBC Global Asset Management (Hong Kong) Limited	100.00		22
HSBC Global Asset Management (International) Limited (In Liquidation)	100.00		92
HSBC Global Asset Management (Japan) K. K.	100.00		93
HSBC Global Asset Management (Malta) Limited	100.00	(70.00)	94
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	15
HSBC Global Asset Management (Oesterreich) GmbH	100.00	(80.67)	6, 95
HSBC Global Asset Management (Singapore) Limited	100.00		51
HSBC Global Asset Management (Switzerland) AG	100.00	(90.33)	4, 96
HSBC Global Asset Management (Taiwan) Limited	100.00		97
HSBC Global Asset Management (UK) Limited	100.00		17
HSBC Global Asset Management (USA) Inc.	100.00		98
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	100.00	(99.99)	99
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		100
HSBC Global Asset Management Limited	100.00		2, 17
HSBC Global Custody Nominee (UK) Limited	100.00		17
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 17
HSBC Global Services (Canada) Limited	100.00		101
HSBC Global Services (China) Holdings Limited	100.00		17
HSBC Global Services (Hong Kong) Limited	100.00		54
HSBC Global Services (UK) Limited	100.00		17
HSBC Global Services Limited	100.00		2, 17
HSBC Global Shared Services (India) Private Limited (In Liquidation)	100.00		1, 52
HSBC Group Management Services Limited	100.00		17
HSBC Group Nominees UK Limited	100.00		2, 17
HSBC Holdings B.V.	100.00		17
HSBC IM Pension Trust Limited	100.00		17
HSBC Infrastructure Limited	100.00		17
HSBC INKA Investment-AG TGV	100.00	(80.67)	14, 102
HSBC Inmobiliaria (Mexico), S.A. de C.V.	100.00	(99.99)	15
HSBC Institutional Trust Services (Asia) Limited	100.00		54

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Institutional Trust Services (Bermuda) Limited	100.00		21
HSBC Institutional Trust Services (Mauritius) Limited	100.00		103
HSBC Institutional Trust Services (Singapore) Limited	100.00		51
HSBC Insurance (Asia) Limited	100.00		104
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		105
HSBC Insurance (Bermuda) Limited	100.00		21
HSBC Insurance (Singapore) Pte. Limited	100.00		51
HSBC Insurance Agency (USA) Inc.	100.00		98
HSBC Insurance Brokers (Philippines) Inc.	100.00		106
HSBC Insurance Holdings Limited	100.00		2, 17
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		21
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		21
HSBC Insurance Services (Lebanon) S.A.L. (In Liquidation)	100.00		107
HSBC Insurance Services Holdings Limited	100.00		17
HSBC International Finance Corporation (Delaware)	100.00		108
HSBC International Holdings (Jersey) Limited (In Liquidation)	100.00	(99.99)	77
HSBC International Trustee (BVI) Limited	100.00		109
HSBC International Trustee (Holdings) Pte. Limited	100.00		51
HSBC International Trustee Limited	100.00		110
HSBC Inversiones S.A.	99.99		57
HSBC InvestDirect (India) Limited	99.54		111
HSBC InvestDirect Financial Services (India) Limited	99.99	(99.54)	111
HSBC InvestDirect Sales & Marketing (India) Limited	98.99	(98.54)	52
HSBC InvestDirect Securities (India) Private Limited	99.99	(99.78)	111
HSBC Investment Bank Holdings B.V.	100.00		17
HSBC Investment Bank Holdings Limited	100.00		17
HSBC Investment Company (Egypt) S.A.E (In Liquidation)	94.54		112
HSBC Investment Company Limited	100.00		2, 17
HSBC Investment Funds (Canada) Inc.	100.00		113
HSBC Investment Funds (Hong Kong) Limited	100.00		22
HSBC Investment Funds (Luxembourg) SA	100.00	(99.99)	114
HSBC Invoice Finance (UK) Limited	100.00		115
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		17
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		17
HSBC Latin America B.V.	100.00		17
HSBC Latin America Holdings (UK) Limited	100.00		2, 17
HSBC Leasing (Asia) Limited	100.00		54
HSBC Leasing (France)	100.00	(99.99)	36
HSBC Life (International) Limited	100.00		21
HSBC Life (Property) Limited	100.00		104
HSBC Life (UK) Limited	100.00		17
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	94
HSBC Life Insurance Company Limited	50.00		116
HSBC LU Nominees Limited	100.00		17
HSBC Management (Guernsey) Limited	100.00		20
HSBC Markets (USA) Inc.	100.00		26
HSBC Marking Name Nominee (UK) Limited	100.00		17
HSBC Master Trust Trustee Limited	100.00		17
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		15
HSBC Middle East Finance Company Limited	80.00		117
HSBC Middle East Holdings B.V.	100.00		2, 69
HSBC Middle East Leasing Partnership	n/a		0, 118
HSBC Middle East Securities L.L.C	n/a		0, 119
HSBC Mortgage Corporation (Canada)	100.00		120

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Mortgage Corporation (USA)	100.00		26
HSBC Nominees (Asing) Sdn Bhd	100.00		49
HSBC Nominees (Hong Kong) Limited	100.00		54
HSBC Nominees (New Zealand) Limited	100.00		121
HSBC Nominees (Tempatan) Sdn Bhd	100.00		49
HSBC North America Holdings Inc.	100.00		3, 26
HSBC Operational Services GmbH	90.10	(72.68)	122
HSBC Overseas Holdings (UK) Limited	100.00		2, 17
HSBC Overseas Investments Corporation (New York)	100.00		123
HSBC Overseas Nominee (UK) Limited	100.00		17
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	124
HSBC PB Corporate Services 1 Limited	100.00		125
HSBC PB Services (Suisse) SA	100.00		126
HSBC Pension Trust (Ireland) DAC	100.00		127
HSBC Pensiones, S.A.	100.00		15
HSBC PI Holdings (Mauritius) Limited	100.00		103
HSBC Portfoy Yonetimi A.S.	100.00	(99.99)	128
HSBC Preferential LP (UK)	100.00		17
HSBC Private Bank (C.I.) Limited	100.00		20
HSBC Private Bank (Luxembourg) S.A.	100.00		114
HSBC Private Bank (Suisse) SA	100.00		126
HSBC Private Bank (UK) Limited	100.00		17
HSBC Private Bank International	100.00		129
HSBC Private Banking Holdings (Suisse) SA	100.00		126
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		125
HSBC Private Equity Advisors LLC	n/a		0, 26
HSBC Private Equity Investments (UK) Limited	100.00		17
HSBC Private Trustee (Hong Kong) Limited	100.00		54
HSBC Private Wealth Services (Canada) Inc.	100.00		130
HSBC Professional Services (India) Private Limited	100.00		52
HSBC Property (UK) Limited	100.00		17
HSBC Property Funds (Holding) Limited	100.00		17
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		54
HSBC Qianhai Securities Limited	100.00	(51.00)	12, 131
HSBC Real Estate Leasing (France)	100.00	(99.99)	40
HSBC Realty Credit Corporation (USA)	100.00		26
HSBC REGIO Fund General Partner S.à r.l.	100.00	(99.99)	114
HSBC REIM (France)	100.00	(99.99)	40
HSBC Representative Office (Nigeria) Limited (In Liquidation)	100.00		132
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 17
HSBC Retirement Services Limited	100.00		1, 17
HSBC Saudi Arabia	51.00	(61.60)	133
HSBC Savings Bank (Philippines) Inc.	99.99		134
HSBC Securities (Asia) Limited	100.00		54
HSBC Securities (Canada) Inc.	100.00		101
HSBC Securities (Egypt) S.A.E.	100.00	(94.54)	67
HSBC Securities (Japan) Limited	100.00		17
HSBC Securities (Philippines) Inc.	99.99		9, 135
HSBC Securities (Singapore) Pte Limited	100.00		51
HSBC Securities (South Africa) (Pty) Limited	100.00		136
HSBC Securities (Taiwan) Corporation Limited	100.00		137
HSBC Securities (USA) Inc.	100.00		26
HSBC Securities and Capital Markets (India) Private Limited	99.99		52
HSBC Securities Asia International Nominees Limited (In Liquidation)	100.00		138
HSBC Securities Asia Nominees Limited	100.00		54
HSBC Securities Brokers (Asia) Limited	100.00		54
HSBC Securities Investments (Asia) Limited	100.00		54
HSBC Securities Services (Bermuda) Limited	100.00		21
HSBC Securities Services (Guernsey) Limited	100.00		20
HSBC Securities Services (Ireland) DAC	100.00		127
HSBC Securities Services (Luxembourg) S.A.	100.00		114

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Securities Services Holdings (Ireland) DAC	100.00		127
HSBC Securities Services Nominees Limited	100.00		54
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	53
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	53
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	99.99		15
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		139
HSBC Services (France)	100.00	(99.99)	37
HSBC Services Japan Limited	100.00		140
HSBC Services USA Inc.	100.00		141
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	15
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	15
HSBC SFH (France)	100.00	(99.99)	4, 40
HSBC Software Development (Guangdong) Limited	100.00		142
HSBC Software Development (India) Private Limited	100.00		143
HSBC Software Development (Malaysia) Sdn Bhd	100.00		81
HSBC Specialist Investments Limited	100.00		17
HSBC Stockbrokers Nominee (UK) Limited (In Liquidation)	100.00		32
HSBC Technology & Services (China) Limited	100.00		144
HSBC Technology & Services (USA) Inc.	100.00		26
HSBC Transaction Services GmbH	100.00	(80.67)	6, 145
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(80.67)	114
HSBC Trinkaus & Burkhardt AG	80.67		43
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(80.67)	43
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(80.67)	43
HSBC Trinkaus Family Office GmbH	100.00	(80.67)	6, 43
HSBC Trinkaus Immobilien Beteiligungs KG	100.00	(80.67)	43
HSBC Trinkaus Real Estate GmbH	100.00	(80.67)	6, 43
HSBC Trust Company (Canada)	100.00		120
HSBC Trust Company (Delaware), National Association	100.00		108
HSBC Trust Company (UK) Limited	100.00		17
HSBC Trust Company AG (In Liquidation)	100.00		33
HSBC Trustee (C.I.) Limited	100.00		125
HSBC Trustee (Cayman) Limited	100.00		146
HSBC Trustee (Guernsey) Limited	100.00		20
HSBC Trustee (Hong Kong) Limited	100.00		54
HSBC Trustee (Singapore) Limited	100.00		51
HSBC UK Bank plc	100.00		16
HSBC UK Client Nominee Limited	100.00		16
HSBC UK Holdings Limited	100.00		2, 17
HSBC USA Inc.	100.00		123
HSBC Ventures USA Inc.	100.00		26
HSBC Violet Investments (Mauritius) Limited	100.00		78
HSBC Wealth Client Nominee Limited	100.00		1, 16
HSBC Yatirim Menkul Degerler A.S.	100.00		128
HSI Asset Securitization Corporation	100.00		26
HSI International Limited	100.00	(62.14)	42
HSIL Investments Limited	100.00		17
Hubei Macheng HSBC Rural Bank Company Limited	100.00		147
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		12, 148
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		149
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		12, 150
Imenson Limited	100.00	(62.14)	42
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(80.67)	145
Inmobiliaria Banci, S.A. de C.V.	100.00	(99.68)	15

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Inmobiliaria Bisa, S.A. de C.V.	99.98		15
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	15
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	15
IRERE Property Investments (French Offices) Sarl (In Liquidation)	100.00		151
James Capel & Co. Limited	100.00		17
James Capel (Nominees) Limited	100.00		17
James Capel (Taiwan) Nominees Limited	100.00		17
John Lewis Financial Services Limited	100.00		17
Keyser Ullmann Limited	100.00	(99.99)	17
Lion Corporate Services Limited	100.00		54
Lion International Corporate Services Limited	100.00		1, 110
Lion International Management Limited	100.00		110
Lion Management (Hong Kong) Limited	100.00		1, 54
Lyndholme Limited	100.00		54
Marks and Spencer Financial Services plc	100.00		152
Marks and Spencer Unit Trust Management Limited	100.00		152
Maxima S.A. AFJP (In Liquidation)	99.98		124
Mexicana de Fomento, S.A. de C.V.	100.00	(99.90)	15
Midcorp Limited	100.00		17
Midland Bank (Branch Nominees) Limited	100.00		16
Midland Nominees Limited	100.00		16
MIL (Cayman) Limited	100.00		153
MW Gestion SA	100.00		53
Promocion en Bienes Raices, S.A. de C.V.	100.00	(99.99)	15
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		17
PT Bank HSBC Indonesia	98.93		154
PT HSBC Sekuritas Indonesia	100.00	(85.00)	155
R/CLIP Corp.	100.00		26
Real Estate Collateral Management Company	100.00		26
Republic Nominees Limited	100.00		20
Republic Overseas Capital Corporation	100.00		98
RLUKREF Nominees (UK) One Limited	100.00		1, 17
RLUKREF Nominees (UK) Two Limited	100.00		1, 17
S.A.P.C. - Ufipro Recouvrement	99.99		36
Saf Baiyun	100.00	(99.99)	4, 38
Saf Guangzhou	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Ba	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Er	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Jiu	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Liu	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Qi	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Wu	100.00	(99.99)	4, 38
SAS Cyatheas Pasteur	94.93		4, 36
SCI HSBC Assurances Immo	100.00	(99.99)	40
Serai Limited	100.00		1, 54
SFM	100.00	(99.99)	37
SFSS Nominees (Pty) Limited	100.00		156
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		12, 157
Sico Limited	100.00		158
SNC Dorique	99.99		1, 11, 159
SNC Kerouan	99.99		11, 38
SNC Les Mercuriales	100.00	(99.99)	1, 11, 38
SNC Les Oliviers D'Antibes	60.00		40
SNC Makala	100.00	(99.99)	1, 11, 38
SNCB/M6 - 2008 A	100.00	(99.99)	38
SNCB/M6-2007 A	100.00	(99.99)	4, 38
SNCB/M6-2007 B	100.00	(99.99)	4, 38
Société Française et Suisse	100.00	(99.99)	38
Societe Immobiliere Atlas S.A. (In Liquidation)	100.00		126
Somers Dublin DAC	100.00	(99.99)	127
Somers Nominees (Far East) Limited	100.00		21
Sopingest	100.00	(99.99)	38
South Yorkshire Light Rail Limited	100.00		17

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
St Cross Trustees Limited	100.00		16
Sun Hung Kai Development (Lujiazui III) Limited	100.00		12, 160
Swan National Leasing (Commercials) Limited (In Liquidation)	100.00		32
Swan National Limited	100.00		17
HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri (In Liquidation)	100.00	(99.99)	161
Thasosfin	100.00	(99.99)	40
The Hongkong and Shanghai Banking Corporation Limited	100.00		5, 54
The Venture Catalysts Limited	100.00		17
Tooley Street View Limited	100.00		2, 17
Tower Investment Management	100.00		162
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(80.67)	43
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(80.67)	6, 43
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(80.67)	43
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(80.67)	6, 43
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(80.67)	6, 43
Trinkaus Private Equity Management GmbH	100.00	(80.67)	43
Trinkaus Private Equity Verwaltungs GmbH	100.00	(80.67)	6, 43
Tropical Nominees Limited	100.00		153
Turnsonic (Nominees) Limited	100.00		16
Valeurs Mobilières Elysées	100.00	(99.99)	163
Wardley Limited	100.00		54
Wayfoong Nominees Limited	100.00		54
Wayhong (Bahamas) Limited	100.00		100
Westminster House, LLC	n/a		0, 26
Woodex Limited	100.00		21
Yan Nin Development Company Limited	100.00	(62.14)	42
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Global Payments Technology Mexico S.A. De C.V.	50.00	15
HCM Holdings Limited (In Liquidation)	50.99	32
House Network Sdn Bhd	25.00	164
HSBC Jintrust Fund Management Company Limited	49.00	181
ProServe Bermuda Limited	50.00	165
The London Silver Market Fixing Limited	n/a	0, 1, 166
Vaultex UK Limited	50.00	167

Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Bank of Communications Co., Ltd.	19.03		168
Barrowgate Limited	15.31		169
BGF Group PLC	24.54		170
Bud Financial Limited	8.20		1, 171
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00		172
CFAC Payment Scheme Limited	33.33		173
Chemi & Cotex (Rwanda) Limited	33.99		1, 174
Chemi & Cotex Kenya Limited	33.99		1, 175
Chemi and Cotex Industries Limited	33.99		176
EPS Company (Hong Kong) Limited	38.66		54
Euro Secured Notes Issuer	16.66		177
GIE GNIFI	n/a		0, 178
GZHS Research Co Ltd	33.00	(20.50)	179
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.49)	1, 12, 180
Icon Brickell LLC(In Liquidation)	n/a		0, 182
Jeppe Star Limited	100.00	(33.99)	183
MENA Infrastructure Fund (GP) Ltd	33.33		184
Northstar Trade Finance Inc.	20.08		185
Novo Star Limited	33.99		186
Quantexa Ltd	10.51		187
Services Epargne Entreprise	14.34		188
sino AG	24.94	(20.11)	189
The London Gold Market Fixing Limited	n/a		0, 166
The Saudi British Bank	29.20		190
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	n/a		0, 43
Vizolution Limited	17.95		1, 191
We Trade Innovation Designated Activity Company	8.52		1, 192

Footnotes for Note 37
Description of Shares
0
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in Note 1.2(a).

1
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
3	Preference Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	Limited and Unlimited Liability Shares
8	Liquidating Share Class
9	Nominal Shares
10	Non-Participating Voting Shares
11	Parts
12	Registered Capital Shares
13	Russian Limited Liability Company Shares
14	Stückaktien

Registered offices
15	Paseo de la Reforma 347, Col. Cuauhtemoc , Mexico, 06500
16	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ
17	8 Canada Square , London, United Kingdom, E14 5HQ
18	5 Donegal Square South , Belfast, Northern Ireland, BT1 5JP
19	Camden House West The Parade, Birmingham, United Kingdom, B1 3PY
20	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
21	37 Front Street, Hamilton, Bermuda, HM 11
22	HSBC Main Building 1 Queen's Road Central, Hong Kong
23	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
24	95 Washington Street , Buffalo, New York, United States Of America, 14203
25	1209 Orange Street , Wilmington, Delaware, United States Of America, 19801
26	c/o The Corporation Trust Company 1209 Orange Street, Wilmington, Delaware, United States Of America, 19801
27	Corporation Service Company 251 Little Falls Drive, Wilmington, Delaware, United States Of America, 19808
28	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, PO Box 17 5476 Mar Michael 11042040, Beyrouth, Lebanon
29	No 1, Bei Huan East Road Dazu County, Chongqing, China
30	No 107, Ping Du Avenue (E), Sanhe Town, Fengdu County , Chongqing, China
31	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
32	Hill House 1 Little New Street, London, United Kingdom, EC4A 3TR
33	Bederstrasse 49 , Zurich, Switzerland, CH-8002
34	First & Second Floor, No.3 Nanshan Road, Pulandian , Dalian, Liaoning, China
35	CT Corporation System 225 Hillsborough Street, Raleigh, North Carolina, United States Of America, 27603
36	39, rue de Bassano, Paris, France, 75008
37	103, avenue des Champs-Elysées, Paris, France, 75008
38	64, rue Galilée, Paris, France, 75008

Registered offices
39	MMG Tower, 23 floor Ave. Paseo del Mar Urbanizacion Costa del Este, Panama
40	15, rue Vernet , Paris, France, 75008
41	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
42	83 Des Voeux Road Central , Hong Kong
43	Königsallee 21/23 , Düsseldorf, Germany, 40212
44	No. 44, Xin Ping Road Central, Encheng, Enping , Guangdong, China, 529400
45	34/F and 36/F, Hang Seng Bank Tower, 1000 Lujiazui Ring Road,, China (Shanghai) Pilot Free Trade Zone,, Shanghai , China, 200120
46	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, VG1110, British Virgin Islands
47	The Corporation Trust Company of Nevada 311 S. Division Street, Carson City, Nevada, United States Of America, 89703
48	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
49	10th Floor, North Tower 2 Leboh Ampang, Kuala Lumpur, Malaysia, 50100
50	13th Floor, South Tower 2 Leboh Ampang, Kuala Lumpur, Malaysia, 50100
51	21 Collyer Quay #10-02 HSBC Building , Singapore, 049320
52	52/60 M G Road, Fort, Mumbai, India, 400 001
53	557 Bouchard, Level 20 , Ciudad de Buenos Aires, Capital federal, Argentina, C1106ABG
54	1 Queen's Road Central , Hong Kong
55	3rd Floor, Merchantile Bank Chamber 16, Veer Nariman Road, Fort, Mumbai, India, 400001
56	Level 36 Tower 1 International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
57	Isidora Goyenechea 2800, 23rd floor, Las Condes , Santiago, Chile, 7550647
58	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
59	6th floor, HSBC Centre, 18, Cybercity, Ebene , Mauritius
60	2 Paveletskaya square, building 2 , Moscow, Russian Federation, 115054
61	13F-14F, 333 Keelung Road, Sec.1 , Taipei, 110
62	25 de Mayo 471 , Montevideo, Uruguay, 11000
63	The Metropolitan 235 Dong Khoi Street , District 1, Ho Chi Minh City , Vietnam
64	Esentepe mah. Büyükdere Caddesi No.128 Istanbul 34394 , Turkey
65	66 Teryan street , Yerevan, Armenia, 0009
66	885 West Georgia Street, 3rd Floor, Vancouver, British Columbia, Canada, V6C 3E9
67	306 Corniche El Nil , Maadi, Egypt, 11728
68	116 Archbishop Street, Valletta, Malta
69	Level 1, Building No. 8, Gate Village Dubai International Financial Centre, PO Box 30444, United Arab Emirates
70	Majer Consulting, Office 54/44, Building A1, Residence Ryad Anfa,, Boulevard Omar El Khayam, Casa Finance City (CFC), Casablanca, Morocco
71	Al Khuwair Office PO Box 1727 PC111 CPO Seeb, Muscat, Oman
72	1800 Tysons Boulevard Suite 50, Tysons, Virginia, United States Of America, 22102
73	Rua Funchal, nº 160, SP Corporate Towers, Torre Norte, 19° andar, cj 191A - Parte, São Paulo, Brazil, 04551-060
74	66 Wellington Street West, Suite 5300, Toronto, Ontario, Canada, M5K 1E6
75	P.O. Box 1109, Strathvale House, Ground floor, 90 North Church Street , George Town, Grand Cayman, Cayman Islands, KY1-1102
76	90 North Church Street, Strathvale House - Ground Floor, PO Box 1109, George Town, Grand Cayman, Grand Cayman, Cayman Islands, KY1-1102
77	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
78	c/o Rogers Capital St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
79	49 avenue J.F. Kennedy , Luxembourg, Luxembourg, 1855

Registered offices
80	4-17/F, Office Tower 2 TaiKoo Hui, No. 381 Tian He Road, Tian He District, Guangzhou, Guangdong, China
81	Suite 1005, 10th Floor, Wisma Hamzah Kwong Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
82	HSBC, Filinvest One Bldg Northgate Cyberzone, Filinvest Corporate City, Alabang, Muntinlupa City, Philippines, 1781
83	HSBC House Plot No.8, Survey No.64 (Part), Hightec City Layout Madhapur, Hyderabad, India, 500081
84	439, Sri Jayawardenapura Mawatha Welikada, Rajagiriya, Colombo, Sri Lanka
85	Smart Village 28th Km Cairo- Alexandria Desert Road Building , Cairo, Egypt
86	Suite 300, 3381 Steeles Avenue East , Toronto, Ontario, Canada, M2H 3S7
87	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street (facing Beirut Souks), PO Box Riad El Solh, Lebanon, 9597
88	First Floor Building No. 5, Emaar Square,, Dubai, Dubai, United Arab Emirates
89	World Trade Center Montevideo Avenida Luis Alberto de Herrera 1248, Torre 1, Piso 15, Oficina 1502, Montevideo, Uruguay, CP 11300
90	Level 12, HSBC Building 37, Chilpae-ro, Jung-gu, Seoul, Korea, Republic Of (South)
91	Immeuble Coeur Défense 110, Esplanade du Général de Gaulle- La défense 4, Courbevoie, France, 92400
92	HSBC House Esplanade, St. Helier, Jersey, JE4 8WP
93	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
94	80 Mill Street, Qormi, Malta, QRM 3101
95	Herrengasse 1-3 , Wien, Austria, 1010
96	Gartenstrasse 26 , Zurich, Switzerland
97	24th Fl., 97-99, Sec.2, Tunhwa S. Rd., Taipei, Taiwan, R.O.C. , Taiwan
98	452 Fifth Avenue, New York NY10018, United States Of America
99	Bouchard 557, Piso 18° , Cdad. Autónoma de Buenos Aires, Argentina, 1106
100	Mareva House 4 George Street, Nassau, Bahamas
101	70 York Street, Toronto, Ontario, Canada, M5J 1S9
102	Breite Str. 29/31 , Düsseldorf, Germany, 40213
103	18 HSBC Centre, 6th Floor, Cybercity, Ebene, Mauritius, 72201
104	18th Floor, Tower 1, HSBC Centre, 1 Sham Mong Road, Kowloon, Hong Kong
105	Level 32, HSBC Main Building 1 Queen's Road Central, Hong Kong SAR, Hong Kong
106	7/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
107	HSBC Building Minet El Hosn, Riad el Solh, Beirut 1107-2080, PO Box 11-1380, Lebanon
108	300 Delaware Avenue Suite 1401, Wilmington, Delaware, United States Of America, 19801
109	Woodbourne Hall, Road Town PO Box 916, Tortola, British Virgin Islands
110	Craigmuir Chambers, PO Box 71, Road Town, Tortola, British Virgin Islands
111	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
112	3, Aboul Feda Street, Zamalek, Cairo , Egypt
113	300 - 885 West Georgia Street, Vancouver, British Columbia, Canada, V6C 3E9
114	16 Boulevard d'Avranches, Luxembourg, Luxembourg, 1160
115	21 Farncombe Road , Worthing, United Kingdom, BN11 2BW
116	18/F, Unit 2101, 2113, 2113A, 2115 and 2116 of 21/F, HSBC Building, 8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
117	Plot No.312-878 Mezzanine Floor,, Bldg. of Sheikh Hamdan Bin Rashid, Dubai Creek, Dubai, United Arab Emirates
118	Unit 101 Level 1, Gate Village Building No. 8 Dubai International Financial Centre, Dubai, United Arab Emirates, PO BOX 506553
119	Level 16 HSBC Tower, Downtown Dubai, Dubai, United Arab Emirates

Registered offices
120	885 West Georgia Street Suite 300, Vancouver, British Columbia, Canada, V6C 3E9
121	HSBC House Level 9, One Queen Street, Auckland, New Zealand, 1010
122	21-23 Yorckstraße, Düsseldorf, Nordrhein-Westfalen, Germany, 40476
123	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United States Of America, 21093
124	557 Bouchard, Level 22 , Ciudad de Buenos Aires, Capital federal, Argentina, C1106ABG
125	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
126	Quai des Bergues 9-17 , Geneva, Switzerland, 1201
127	1 Grand Canal Square Grand Canal Harbour, Dublin 2, D02 P820, Ireland
128	Büyükdere Cad. No.128 D Blok Esentepe Sisli Istanbul, Turkey
129	1441 Brickell Avenue , Miami, Florida, United States Of America, 33131
130	300-885 West Georgia Street, Vancouver, British Columbia, Canada, V6C 3E9
131	Block 27 A&B, Qianhai Enterprise Dream Park No. 63 Qianwan Yi Road, Shenzhen-Hong Kong Cooperation Zone, Shenzhen, China, 518052
132	St Nicholas House, 10th Floor Catholic Mission St Lagos, Nigeria
133	HSBC Building 7267 Olaya - Al Murrooj, Riyadh, Saudi Arabia, 12283 - 2255
134	Unit 1 GF The Commerical Complex Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 1780
135	6/F HSBC Centre, 3058 Fifth Avenue West, Bonifaco Global City, Taguig City, Philippines
136	1 Mutual Place 107 Rivonia Road , Sandton , Sandton, Gauteng, South Africa, 2196
137	13F 333 Keelung Road, Sec.1, Taipei, Taiwan, 110
138	Palm Grove House PO Box 438, Road Town, Tortola, British Virgin Islands
139	Kapelanka 42A , Krakow, Poland, 30-347
140	MB&H Corporate Services Ltd Mareva House, 4 George Street, Nassau, Bahamas
141	The Corporation Trust Company 820 Bear Tavern Road, West Trenton, New Jersey, United States Of America, 08628
142	L22, Office Tower 2, Taikoo Hui, 381 Tianhe Road, Tianhe District, Guangzhou, Guangdong, Guangdong, China
143	HSBC Centre River Side, West Avenue, 25B Raheja woods, Kalyaninagar, Pune, India, 411006
144	Level 19, HSBC Building, Shanghai ifc 8 Century Avenue Pudong, Shanghai, China
145	Yorckstraße 21 - 23 40476, Duesseldorf, Germany
146	P.O. Box 309 Ugland House , Grand Cayman, Cayman Islands, KY1-1104
147	No. 56, Yu Rong Street , Macheng, China, 438300
148	No. 205, Lie Shan Road Suizhou, Hubei, China
149	Building 3, Yin Zuo Di Jing Wan Tianmen New City，Tianmen, Hubei Province, China
150	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
151	6, rue Adolphe , Luxembourg, L-1116
152	Kings Meadow Chester Business Park, Chester, United Kingdom, CH99 9FB
153	PO Box 1109 Strathvale House, 90 North Church Street, George Town, Grand Cayman, Cayman Islands
154	World Trade Center 1, Floor 8-9 Jalan Jenderal Sudirman Kavling 29 - 31, Jakarta, Indonesia, 12920
155	5th Floor, World Trade Center 1, Jl. Jend. Sudirman Kav. 29-31, Jakarta, Indonesia, 12920
156	No 1 Mutual Place 107 Rivonia Road , Sandton , Sandton , Gauteng, South Africa, 2196
157	No.198-2, Chengshan Avenue (E) , Rongcheng, China, 264300
158	Woodbourne Hall, Road Town PO Box 3162, Tortola, British Virgin Islands
159	43 rue de Paris , Saint Denis, France, 97400

Registered offices
160	RM 2112, HSBC Building, Shanghai ifc No. 8 Century Road, Pudong, Shanghai, China, 200120
161	Büyükdere Cad. No.122 D Blok Esentepe Sisli Istanbul , Turkey
162	11 Dr. Roy’s Drive PO Box 694GT, Grand Cayman, Cayman Islands, KY1-1107
163	109 avenue des Champs-Elysees, Paris, France, 75008
164	Lot 6.05, Level 6, KPMG Tower 8 First Avenue, Bandar Utama, Petaling Jaya, Selangor Darul Ehsan, Malaysia, 47800
165	c/o MUFG Fund Services (Bermuda) Limited The Belvedere Building, 69 Pitts Bay Road, Pembroke, Bermuda, HM08
166	c/o Hackwood Secretaries Limited One Silk Street, London, United Kingdom, EC2Y 8HQ
167	All Saints Triangle, Caledonian Road, London, United Kingdom, N19UT
168	No.188, Yin Cheng Zhong Road China (Shanghai) Pilot Free Trade Zone, Shanghai, China
169	49/F, The Lee Gardens, 33 Hysan Avenue , Hong Kong
170	13 - 15 York Buildings , London, United Kingdom, WC2N 6JU
171	First Floor The Bower, 207 Old Street, England, United Kingdom, EC1V 9NR
172	Unit No. 208, 2nd Floor, Kanchenjunga Building 18 Barakhamba Road, New Delhi - 110001, India
173	65 Gresham Street, 6th Floor, London , United Kingdom, EC2V 7NQ
174	Kacyiru BP 3094, Kigali, Rwanda
175	LR No. 1758/13 Grevella Grove Road, Kalamu House PO Box 47323-00100, Nairobi, Kenya
176	Plot No. 89-90 Mbezi Industrial Area Box 347, Dar es Salaam City
177	3 avenue de l'Opera , PARIS, France, 75001
178	37 avenue Henri Lafleur , Nouméa, New Caledonia, BP K3 98849
179	Room 1303, 106 Feng Ze Dong Road, Nansha District, Guangzhou, Guangdong, China
180	Flat 209 Hedge Fund Centre of Qianhai Shenzhen-Hong Kong Fund Town, No. 128 Guiwan Five Road, Qianhai Shenzhen-Hong Kong Cooperation Zone, Shenzhen, China
181	17F, HSBC Building, Shanghai ifc 8 Century Avenue, Pudong, Shanghai, China
182	C T Corporation System 1200 South Pine Island Road, Plantation, Florida, United States Of America, 33324
183	c/o Trident Trust Company Trident Chambers, PO Box 146, Tortola, British Virgin Islands
184	Precinct Building 4, Level 3 Dubai International Financial Centre, Dubai, United Arab Emirates, PO BOX 506553
185	833 Three Bentall Centre 595 Burrard Street, Vancouver, British Columbia, Canada, V7X 1C4
186	Jayla Place Wickhams Cay I, PO Box 3190, Road Town, British Virgin Islands
187	75 Park Lane, Croydon, Surrey, United Kingdom, CR9 1XS
188	32, rue du Champ de Tir , NANTES, France, 44300
189	Ernst-Schneider-Platz 1 , Duesseldorf, Germany, 40212
190	Al Amir Abdulaziz Ibn Mossaad Ibn Jalawi Street, Riyadh, Saudi Arabia
191	Office Block A, Bay Studios Business Park, Fabian Way, Swansea, SA1 8QB, Wales, United Kingdom
192	10 Earlsfort Terrace, Dublin, Ireland, D02 T380